Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	Apr. 04, 2017	Mar. 27, 2017	Mar. 20, 2017
Crown Bridge Partners [Member]
Subsequent Events (Textual)
Convertible promissory note			$ 114,000
JSJ Investments, Inc. [Member]
Subsequent Events (Textual)
Convertible promissory note		$ 125,000
Auctus Fund, LLC [Member]
Subsequent Events (Textual)
Convertible promissory note	$ 145,000